Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

May 26, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:

Eaton Vance Mutual Funds Trust (File Nos. 811-04015 and 02-90946) (the “Registrant”)

on behalf of its series Eaton Vance Tax-Managed Small-Cap Value Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant on behalf of the Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are definitive copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and Proxy Card (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Friday, July 24, 2015.  The Registrant transmitted preliminary copies of the proxy materials on May 5, 2015 (Accession No. 0000940394-15-000647).  Please note that the proxy materials were inadvertently filed without this correspondence (Accession No. 0000940394-15-000692) and are being refiled in their entirety herewith.

The definitive filing incorporates responses to comments made on the preliminary materials provided by Valerie Lithotomos of the Staff of the Division of Investment Management of the Commission to the undersigned via telephone on May 7, 2015.  The comments and the responses thereto are as follows:

1.

Comment:  Please expand on the difference between the current investment objective and the proposed investment objective.

Response:  The requested disclosure has been added.

2.

Comment:  Please explain why you have defined global differently than the SEC’s example definition of investing, under normal market conditions, at least 40% of net assets outside the U.S. or, if conditions are not favorable, investing at least 30% of its assets outside the U.S.

Response:  In connection with the proposed change to the Fund’s investment objective, the Fund will change it primary benchmark to the MSCI World Small-Cap Index (the “MSCI Index”).  As of April 30, 2015, U.S. companies represented 59.07% of the MSCI Index.  As an actively managed Fund, Registrant would be constrained in making active asset allocation decisions if it were to adopt the suggest 40%/30% test.  Investment Company Act Release No. 24828 (Jan. 17, 2001) states that the term “global” connotes diversification among investments in a number of different countries throughout the world and the SEC expects that investment companies using this term in their names will invest their assets in investments that are tied economically to a number of countries throughout the world. The registrant believes that the Fund’s

Securities and Exchange Commission

May 26, 2015

proposed policy of investing, under normal market conditions: (a) at least 25% of its net assets in companies located outside of the United States, which may include emerging market countries; and (b) in issuers located in at least five different countries (including the United States) meets the standards set forth in the release with respect to the use of the term “global” in a fund’s name.

3.

Comment:  Please provide additional detail regarding the no-action letters that allow for participating Affiliate arrangements.

Response:  Please refer to the following no-action letters:  Uniao de Banco de Brasileiros S.A., SEC Staff Letter (July 28, 1992); Mercury Asset Management plc, SEC Staff Letter (Apr. 6, 1993); Kleinwort Benson Investment Management Limited, et al., SEC Staff Letter (Dec. 15, 1993); Murray Johnstone Holdings Limited, et al., SEC Staff Letter (Oct. 7, 1994); ABN AMRO Bank N.V., et al., SEC Staff Letter (July 1, 1997); and Royal Bank of Canada, et al., SEC Staff Letter (June 3, 1998).

4.

Comment:  Please include an explanation that changing from the investment objective from fundamental to non-fundamental means that shareholder will not have control over a change in the objective.

Response:  The requested disclosure has been added.

5.

Comment:  It is the Staff’s position that shareholders should vote for adjournment where such adjournment is intended as a means for soliciting additional proxies as the named proxies may not have discretionary authority in this regard.

Response:  We respectfully disagree with the Staff’s position with regard to this Comment.  We submit that any adjournment of the meeting called for by the persons named as proxies is a “matter incident to the conduct of the meeting” in accordance with Rule 14a-4(c)(7) and such adjournment, if necessary, will be called in accordance with the best judgment of the persons named as proxies. Pursuant to applicable fund organizational documents and state law, proxies have been authorized to call for an adjournment of a meeting for the reasons outlined in the proxy.

However, the Fund has added disclosure to the proxy statement under the “Notice of Special Meeting of Shareholders” section to clarify that any such vote in FAVOR or AGAINST the proposal will also authorize the persons named as proxies to vote accordingly in FAVOR or AGAINST any such adjournment of the Special Meeting as set forth below:

Any such vote in FAVOR or AGAINST the proposal will also authorize the persons named as proxies to vote accordingly in FAVOR or AGAINST any such adjournment of the Special Meeting.

If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8879.

Very truly yours,

/s/ Katy D. Burke

Katy D. Burke, Esq.

Vice President